UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22570

Brookfield Global Listed Infrastructure Income Fund Inc.
(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 24thFloor, New York, NY 10281-1010
(Address of principal executive offices) (Zip code)

Jon Tyras, Three World Financial Center, 200 Vesey Street, 24th Floor, New York, NY 10281-1010
(Name and address of agent for service)

(800) 497-3746
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Brookfield Global Listed Infrastructure Income Fund Inc.
Portfolio of Investments
September 30, 2011 (Unaudited)
	Shares	Value
COMMON STOCK - 131.0%
AUSTRALIA - 23.8%
Airports - 8.0%
Australian Infrastructure Fund 2,4	998,500	$1,730,258
MAp Group 2	2,857,400	8,847,778
Total Airports
(Cost $11,471,877)		10,578,036
Infrastructure - Diversified - 1.3%
Hastings Diversified Utilities Fund 2
(Cost $2,051,839)	1,190,600	1,758,283
Oil & Gas Storage & Transportation - 6.8%
APA Group 2
(Cost $9,918,620)	2,321,600	9,009,946
Toll Roads - 1.4%
Transurban Group 2
(Cost 1,984,361)	357,900	1,860,776
Transmission & Distribution - 6.3%
Spark Infrastructure Group 1,2
(Cost $9,556,596)	7,008,600	8,377,887
TOTAL AUSTRALIA
(Cost $34,983,293)		31,584,928
BRAZIL - 22.8%
Infrastructure - Diversified - 6.5%
AES Tiete SA 2	557,400	6,966,574
Light SA 2	122,800	1,616,434
Total Infrastructure - Diversified
(Cost $9,857,073)		8,583,008
Transmission & Distribution - 16.3%
Companhia de Transmissao de Energia Electrica Paulista 2	240,000	6,117,910
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA 2	450,100	6,822,417
Tractebel Energia SA 2	632,800	8,736,864
Total Transmission & Distribution
(Cost $25,053,473)		21,677,191
TOTAL BRAZIL
(Cost $34,910,546)		30,260,199
CANADA - 7.1%
Oil & Gas Storage & Transportation - 7.1%
Keyera Corp. 2	87,700	3,799,580
Pembina Pipeline Corp. 2	228,100	5,583,324
Total Oil & Gas Storage & Transportation
(Cost $9,910,039)		9,382,904
TOTAL CANADA
(Cost $9,910,039)		9,382,904
ITALY - 2.9%
Oil & Gas Storage & Transportation - 2.9%
Snam Rete Gas SpA 2
(Cost $3,957,988)	824,900	3,808,234
TOTAL ITALY
(Cost $3,957,988)		3,808,234
PORTUGAL - 3.0%
Toll Roads - 3.0%
Brisa Auto-Estradas de Portugal SA 2
(Cost $3,889,401)	1,135,600	4,017,749
TOTAL PORTUGAL
(Cost $3,889,401)		4,017,749

Brookfield Global Listed Infrastructure Income Fund Inc.
Portfolio of Investments
September 30, 2011 (Unaudited)
	Shares	Value
COMMON STOCK (continued)
SPAIN - 5.4%
Oil & Gas Storage & Transportation - 2.7%
Enagas SA 2
(Cost $3,999,555)	196,205	$3,605,923
Transmission & Distribution - 2.7%
Red Electrica Corporacion SA 2
(Cost $3,855,465)	81,100	3,695,625
TOTAL SPAIN
(Cost $7,855,020)		7,301,548
UNITED KINGDOM - 3.0%
Water - 3.0%
Severn Trent PLC 2	82,650	1,974,734
United Utilities Group PLC 2	203,850	1,973,214
Total Water
(Cost $3,940,679)		3,947,948
TOTAL UNITED KINGDOM
(Cost $3,940,679)		3,947,948
UNITED STATES - 63.0%
Infrastructure - Diversified - 3.0%
CenterPoint Energy, Inc.
(Cost $3,914,738)	201,400	3,951,468
Oil & Gas Storage & Transportation - 44.1%
El Paso Pipeline Partners LP	102,900	3,649,863
Enbridge Energy Partners LP	349,100	9,589,777
Enbridge, Inc. 2	130,306	4,160,671
Energy Transfer Partners LP	132,400	5,429,724
Enterprise Products Partners LP	45,700	1,834,855
Kinder Morgan Management LLC 3	127,900	7,506,451
NuStar Energy LP	68,000	3,555,040
PAA Natural Gas Storage LP	249,000	4,058,700
Regency Energy Partners LP	166,900	3,738,560
Spectra Energy Corp.	306,600	7,520,898
Targa Resources Partners LP	116,000	3,814,080
TransCanada Corporation 2	93,250	3,775,692
Total Oil & Gas Storage & Transportation
(Cost $61,295,113)		58,634,311
Transmission & Distribution - 15.9%
Companhia Energetica de Minas Gerais 2	482,560	7,161,190
National Grid PLC 2	280,400	13,907,840
Total Transmission & Distribution
(Cost $22,871,940)		21,069,030
TOTAL UNITED STATES
(Cost $88,081,791)		83,654,809
TOTAL COMMON STOCK
(Cost $187,528,757)		173,958,319
Total Investments - 131.0%
(Cost $187,528,757)		173,958,319
Liabilities in Excess of Other Assets - (31.0)%		(41,175,152)
TOTAL NET ASSETS - 100.0%		$132,783,167

Brookfield Global Listed Infrastructure Income Fund Inc.
Portfolio of Investments
September 30, 2011 (Unaudited)

1	- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2011, the total value of all such investments was $8,377,887 or 6.3% of net assets.
2	- Foreign security or a U.S. security of a foreign company.
3	- Non-income producing security.
4	- ETFs - Exchange Traded Funds.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments:

The net asset value of the Fund’s shares is computed based on the market value of the securities it holds and is determined daily as of the close of the regular trading day on the NYSE.  For purposes of determining the Fund's net asset value per share, portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued.  If there were no sales that day, the security is valued at the average of the closing bid and asked prices, or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day.  If no bid or asked prices are quoted on such day, the security is valued at the most recently available price, or, if the Board of Directors so determines, by such other method as the Board of Directors shall determine in good faith to reflect its fair market value.  Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the investment adviser to the Fund, Brookfield Investment Management Inc. (the “Investment Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board of Directors if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board of Directors determines such amount does not reflect fair value, in which case these securities will be fair valued as determined by the Board of Directors. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Options are valued using market quotations. When market quotations are not readily available, options are valued from broker quotes. In limited circumstances when neither market quotations nor broker quotes are readily available, options are valued using a Black-Scholes model.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board of Directors.  Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund obtains valuations on the basis of prices provided by a pricing service approved by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in good faith at fair value under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

In addition, whenever developments in one or more securities markets after the close of the principal markets for one or more portfolio securities and before the time as of which the Fund determines its net asset value would, if such developments had been reflected in such principal markets, likely have more than a minimal effect on the Fund's net asset value per share, the Fund may fair value such portfolio securities based on available market information as of the time the Fund determines its net asset value.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund.  The Fund may use the fair value of a security to calculate its net asset value when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Investment Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process.  The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including, but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments.  Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.  Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund has established methods of fair value measurements in accordance with generally accepted accounting principles.  Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Common Stocks	Total Investments
Level 1 - Quoted Prices	$173,958,319	$173,958,319
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$173,958,319	$173,958,319

Valuation Inputs	Options Written
Level 1 - Quoted Prices	$198,130
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$198,130

During the period ended September 30, 2011, the Fund did not invest in any Level 3 securities and there was no significant security transfer activity between Level 1 and Level 2. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Option Contracts: The Fund may purchase or sell (i.e., write) options on securities, securities indices and foreign currencies which are listed on a national securities exchange or traded in the over-the-counter market, as a means of achieving additional return or of hedging the value of the Fund's portfolio.

A call option is a contract that gives the holder of the option the right to buy from the writer of the call option, in return for a premium, the security or currency underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation, upon exercise of the option, to deliver the underlying security or currency upon payment of the exercise price during the option period.

A put option is a contract that gives the holder of the option the right, in return for a premium, to sell to the seller the underlying security at a specified price. The seller of the put option has the obligation to buy the underlying security upon exercise at the exercise price.

As of September 30, 2011, the following option contracts were outstanding:

Call Options Written:

Contracts (100 shares per contract)	Type	Exercise Price	Expiration Date	Premiums Received	Value at September 30, 2011	Unrealized Appreciation (Depreciation)
1,000	CenterPoint Energy Inc.	$20.00	October, 2011	$34,000	$60,000	$(26,000)
1,454	National Grid PLC	GBP 50.00	October, 2011	165,767	138,130	27,637
				$199,767	$198,130	$1,637

Credit Facility: The Fund has established a financing package that includes a Commitment Facility Agreement (the “Agreement”) with BNP Paribas Prime Brokerage, Inc. for investment purposes, subject to the limitations of the Investment Company Act of 1940, as amended (the “1940 Act”), for borrowings by investment management companies.  Under the Agreement, borrowings are secured by assets of the Fund that are held with the Fund’s custodian in a separate account.  The Fund is charged interest at the 3 month LIBOR (London Inter-bank Offered Rate) plus .80% on the amount borrowed and .80% on the undrawn amount.  For the period ended September 30, 2011, the average interest rate paid under the Agreement was 1.047%.

Brookfield Global Listed Infrastructure Income Fund Inc.
Total line of credit available	$63,000,000
Line of credit outstanding at September 30, 2011	50,000,000
Line of credit amount unused at September 30, 2011	13,000,000
Average balance outstanding during the period	50,000,000
Interest expense incurred on line of credit during the period	61,441

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at September 30, 2011 was as follows: cost of investments $187,528,757.  Net unrealized appreciation was $257,449 (gross unrealized appreciation - $13,827,887; gross unrealized depreciation - $13,570,438).

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective, based on their evaluation of such disclosure controls and procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brookfield Global Listed Infrastructure Income Fund Inc.

By (Signature and Title)/s/ Kim G. Redding
Kim G. Redding
President and Principal Executive Officer

Date  11/16/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Kim G. Redding
Kim G. Redding
President and Principal Executive Officer

Date  11/16/11

By (Signature and Title)*/s/ Steven M. Pires
Steven M. Pires
Treasurer and Principal Financial Officer

Date  11/16/11

* Print the name and title of each signing officer under his or her signature.